Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Unrecognized tax benefit	$ 5,841	¥ 38,114	¥ 20,519
Contingent consideration, non-current portion	445	2,900	2,247
Total	$ 6,286	¥ 41,014	¥ 22,766